Property, Plant and Equipment (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	$ 32,460	$ 32,331
Less: Accumulated depreciation	21,668	21,215
Net property, plant and equipment	10,792	11,116
Plant and other property
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	31,636	31,487
Less: Accumulated depreciation	21,276	20,832
Net property, plant and equipment	10,359	10,655	$ 10,308
Land and land improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	448	480
Building and building and leasehold improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	9,640	10,073
Information technology equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	17,468	16,874
Production, engineering, office and other equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	4,081	4,060
Rental machines
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment	824	844
Less: Accumulated depreciation	392	383
Net property, plant and equipment	$ 433	$ 462